Private Placement	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 2,865,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrants, for an aggregate purchase price of $2,865,000. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination, subject to certain exceptions. In accordance with one of the permitted exceptions to the restrictions on transfer of the Private Warrants, promptly after the completion of the IPO, the Sponsor distributed all of the Private Warrants to its shareholders. Therefore, the Sponsor itself no longer holds any of the Private Warrants, and all of the Private Warrants are held by the Sponsor’s Shareholders (the “Sponsor’s Shareholders”).

The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis.

The Private Warrants are identical to the Public Warrants except that, so long as the Private Warrants are held by the Sponsor or its permitted transferees, (i) they (including the Class A Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination, and (ii) they will be entitled to registration rights.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 2,865,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrants, for an aggregate purchase price of $2,865,000. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination, subject to certain exceptions. In accordance with one of the permitted exceptions to the restrictions on transfer of the Private Warrants, promptly after the completion of the IPO, the Sponsor distributed all of the Private Warrants to its shareholders. Therefore, the Sponsor itself no longer holds any of the Private Warrants, and all of the Private Warrants are held by the Sponsor’s Shareholders (the “Sponsor’s Shareholders”). The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis.

The Private Warrants are identical to the Public Warrants except that, so long as the Private Warrants are held by the Sponsor or its permitted transferees, (i) they (including the Class A Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination, and (ii) they will be entitled to registration rights.